Consolidated Statements of Changes in Shareholders' Equity (Deficit) (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements of Changes in Shareholders' Equity (Deficit)
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001